CONDENSED CONSOLIDATED BALANCE SHEETS (unaudited) (Parenthetical)	Dec. 31, 2022 $ / shares shares
Common Class A [Member]
Statement [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	100,000,000
Predecessor [Member] | Common Class A [Member]
Statement [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	200,000,000
Common Stock, Shares, Outstanding	8,582,699
Predecessor [Member] | Common Class C [Member]
Statement [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001
Common Stock, Shares Authorized	10,000,000
Common Stock, Shares, Outstanding	5,487,300